Credit Risk - Summary of Balances with Other Banco Santander Companies (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial assets	£ 308,387	£ 296,304
Financial liabilities	294,895	282,693
Santander UK Group Holdings plc [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,700	3,500
Financial liabilities	6,100	4,400
Santander UK Group Holdings plc [member] | Spain (excl. Banco Santander) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,400	2,100
Financial liabilities	5,500	3,500
Santander UK Group Holdings plc [member] | UK [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,300	1,100
Financial liabilities	400	300
Santander UK Group Holdings plc [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		100
Financial liabilities		100
Santander UK Group Holdings plc [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		200
Financial liabilities	100	300
Santander UK Group Holdings plc [member] | Uruguay [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	100	200
Banks [member] | Santander UK Group Holdings plc [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,400	2,400
Financial liabilities	5,300	3,600
Banks [member] | Santander UK Group Holdings plc [member] | Spain (excl. Banco Santander) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,400	2,100
Financial liabilities	5,100	3,100
Banks [member] | Santander UK Group Holdings plc [member] | UK [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	100
Banks [member] | Santander UK Group Holdings plc [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		100
Financial liabilities		100
Banks [member] | Santander UK Group Holdings plc [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		200
Financial liabilities		200
Banks [member] | Santander UK Group Holdings plc [member] | Uruguay [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	100	200
Other Financial Institutions [member] | Santander UK Group Holdings plc [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,300	1,100
Financial liabilities	600	600
Other Financial Institutions [member] | Santander UK Group Holdings plc [member] | Spain (excl. Banco Santander) [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	300	300
Other Financial Institutions [member] | Santander UK Group Holdings plc [member] | UK [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,300	1,100
Financial liabilities	200	200
Other Financial Institutions [member] | Santander UK Group Holdings plc [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	100	100
Corporate counterparty [member] | Santander UK Group Holdings plc [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	200	200
Corporate counterparty [member] | Santander UK Group Holdings plc [member] | Spain (excl. Banco Santander) [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	100	100
Corporate counterparty [member] | Santander UK Group Holdings plc [member] | UK [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	£ 100	£ 100